Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-07-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Jul. 31, 2023
Erroneous Compensation Analysis
Clawback and Forfeiture of Incentive Awards
In
July 2023
, the MDCC approved the Sylvamo Corporation Clawback Policy (“Clawback Policy”), which is designed to comply with the NYSE listing standards implementing the SEC’s compensation recoupment rules. Under our Clawback Policy, we will recover certain incentive compensation in the event of an accounting restatement as defined in the policy. We will also recover amounts as directed by the MDCC in the event of misconduct as defined in the Clawback Policy. Awards under the AIP may be subject to a clawback if, during employment or within 90 days after termination, the employee engages in an act detrimental to the business interest or reputation of the Company or any act determined to be a deliberate disregard of the Company’s rules, or violation of a restrictive covenant. Beginning in 2023, equity awards granted to our executive officers (including the NEOs) under the LTIP within a three-year look-back period may be subject to a clawback in the event such executive officer violates the Company’s Code of Conduct or a restrictive covenant. In addition, outstanding AIP and LTIP awards are subject to forfeiture in the event of an accounting restatement or misconduct.